Summary of Significant Accounting Policies - Schedule of Disaggregates the Geographic Information (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	$ 256,348,695	$ 262,613,276
Vietnam [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	76,206,343	77,615,854
USA [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	43,055,025	42,541,090
Ethiopia [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	$ 137,087,327	$ 142,456,332